UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (check only one):    [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lens Investment Management LLC
Address:   45 Exchange Street
           Portland, Maine 04101


13F File Number: 98-071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Karen C. Lowell
Title:   Chief Operating Officer
Phone:   (207)775-4296

Signature, Place, and Date of Signing:

/s/ Karen C. Lowell             Portland, Maine
---------------------------     July 13, 1999

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number   Name

28-____________   _______________________________________

28-____________   _______________________________________

28-____________   _______________________________________

         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 1
                                           ----------

Form 13F Information Table Entry Total:           11
                                           ----------

Form 13F Information Table Value Total:     $ 61,164
                                           ----------
                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.               13F File Number           Name
---               ---------------           ----

1                 28-6420                   Soros Fund Management LLC

                           FORM 13F INFORMATION TABLE

------------------------ --------------- ------------ --------- ------------------ ----------- --------------- ----------------
COLUMN 1                 COLUMN 2        COLUMN 3     Column 4  Column 5           Column 6    Column 7        Column 8
Name of Issuer           Title of Class  Cusip        Value     Shares (Sh) or     Investment  Other Managers  Voting Authority
                                                      (x$1000)  Prin Amt (Prn) and Discretion                  Sole/Shared/None
                                                                Put/Call
------------------------ --------------- ------------ --------- ------------------ ----------- --------------- ----------------
ASHLAND INC              COM             044204 10 5  5677      141480SH           SOLE                        SOLE
------------------------ --------------- ------------ --------- ------------------ ----------- --------------- ----------------
JUNO LTG INC             COM             482047 10 7  11034     447700 SH          DEFINED     28-6420         SOLE
------------------------ --------------- ------------ --------- ------------------ ----------- --------------- ----------------
JUNO LTG INC             COM             482047 10 7  11580     469837 SH          SOLE                        SOLE
------------------------ --------------- ------------ --------- ------------------ ----------- --------------- ----------------
COMPAQ COMPUTER CORP.    COM             204493 10 0  4603      194304 SH          SOLE                        SOLE
------------------------ --------------- ------------ --------- ------------------ ----------- --------------- ----------------
TEMPLE INLAND INC        COM             879868 10 7  7724      112553 SH          SOLE                        SOLE
------------------------ --------------- ------------ --------- ------------------ ----------- --------------- ----------------
THERMOELECTRON           COM             883556 10 2  8361      416762 SH          SOLE                        SOLE
------------------------ --------------- ------------ --------- ------------------ ----------- --------------- ----------------
SENSORMATIC ELECTRONICS  COM             817265 10 1  9724      697655 SH          SOLE                        SOLE
------------------------ --------------- ------------ --------- ------------------ ----------- --------------- ----------------
SENSORMATIC ELECTRONICS  COM             817265 60 6  4         315 SH             SOLE                        SOLE
------------------------ --------------- ------------ --------- ------------------ ----------- --------------- ----------------
SENSORMATIC ELECTRONICS  PFD             817265 20 0  168       7375 SH            SOLE                        SOLE
------------------------ --------------- ------------ --------- ------------------ ----------- --------------- ----------------
PIONEER GROUP INC        COM             723684 10 6  2014      116772 SH          SOLE                        SOLE
------------------------ --------------- ------------ --------- ------------------ ----------- --------------- ----------------
THERMEDICS INC.          COM             883901 10 0  275       29500 SH           SOLE                        SOLE
------------------------ --------------- ------------ --------- ------------------ ----------- --------------- ----------------
